CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 911,094	$ 5,445,333	$ 8,860,491
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(154,336)	1,787,185	189,354
Comprehensive income	756,758	7,232,518	9,049,845
Comprehensive income (loss) attributable to noncontrolling interest	(95,363)	4,073	(1,376)
Comprehensive income attributable to Taomee Holdings Limited	$ 852,121	$ 7,228,445	$ 9,051,221